Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2026 and December 31, 2025, and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2026
Assets:
Cash and marketable securities held in Trust Account	1	$235,596,242
Description	Level	December 31, 2025
Assets:
Cash and marketable securities held in Trust Account	1	$231,467,889

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2025, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2025
Assets:
Cash and marketable securities held in Trust Account	1	$231,467,889

Schedule of Level 3 Valuation of the Public Warrants	The following table presents the quantitative information regarding market assumptions used in the Level 3 valuation of the Public Warrants:
November 3, 2025
Underlying stock price	$9.79
Exercise price	$11.50
Volatility	6.50%
Probability of de-SPAC and market adjustment	50.00%
Risk-free rate	3.86%
Expected term to de-SPAC (years)	2.00
Warrant term (years)	7.00
The following table presents the quantitative information regarding market assumptions used in the Level 3 valuation of the Public Warrants:
November 3, 2025
Underlying stock price	$9.79
Exercise price	$11.50
Volatility	6.50%
Probability of De-SPAC and market adjustment	50.00%
Risk-free rate	3.86%
Expected term to De-SPAC (years)	2.00
Warrant term (years)	7.00